Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000018226
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 22,478	$ 22,036	$ 21,661	$ 21,136	$ 20,668	$ 20,085	$ 20,910	$ 20,535	$ 19,709	$ 19,559	$ 18,589	$ 16,969	$ 17,434	$ 18,188	$ 18,581	$ 17,979	$ 17,250	$ 17,258	$ 17,098	$ 16,545	$ 17,194	$ 15,975	$ 16,695	$ 15,451	$ 14,651	$ 16,062	$ 17,059	$ 15,604	$ 16,863	$ 17,008	$ 18,565	$ 18,376	$ 19,256	$ 20,762	$ 20,312	$ 20,535	$ 19,643	$ 20,474	$ 20,049	$ 19,724	$ 19,312	$ 19,231	$ 18,408	$ 18,063	$ 17,915	$ 18,151	$ 17,599	$ 16,494	$ 16,786	$ 17,155	$ 16,576	$ 15,655	$ 15,426	$ 14,670	$ 13,438	$ 14,874	$ 15,731	$ 15,731	$ 15,257	$ 14,850	$ 14,764	$ 14,727	$ 14,776	$ 14,683	$ 13,900	$ 14,381	$ 13,875	$ 13,684	$ 13,258	$ 12,406	$ 13,070	$ 12,835	$ 13,676	$ 13,776	$ 13,664	$ 13,470	$ 13,476	$ 13,270	$ 13,270	$ 13,382	$ 13,759	$ 13,064	$ 12,939	$ 12,779	$ 12,491	$ 12,267	$ 12,256	$ 12,009	$ 11,917	$ 11,641	$ 11,336	$ 11,262	$ 11,003	$ 10,699	$ 10,657	$ 10,663	$ 10,917	$ 10,821	$ 10,776	$ 10,374	$ 10,516	$ 10,374	$ 10,261	$ 9,723	$ 9,797	$ 10,221	$ 10,367	$ 10,383	$ 9,928	$ 10,276	$ 10,698	$ 10,447	$ 10,629	$ 10,522	$ 10,420	$ 10,442	$ 9,987	$ 10,051	$ 10,216	$ 10,106	$ 10,000
C000027670
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 20,660	20,255	19,921	19,446	19,010	18,482	19,244	18,902	18,147	18,015	17,120	15,637	16,064	16,761	17,135	16,581	15,914	15,914	15,772	15,263	15,870	14,746	15,418	14,271	13,537	14,841	15,764	14,420	15,588	15,723	17,176	17,000	17,814	19,213	18,804	19,012	18,192	18,961	18,577	18,274	17,902	17,827	17,064	16,755	16,616	16,837	16,327	15,311	15,584	15,929	15,394	14,545	14,331	13,636	12,489	13,826	14,634	14,634	14,198	13,816	13,741	13,707	13,759	13,672	12,949	13,394	12,926	12,752	12,359	11,572	12,195	11,974	12,764	12,858	12,759	12,576	12,582	12,394	12,399	12,504	12,858	12,211	12,098	11,952	11,682	11,482	11,471	11,238	11,152	10,898	10,616	10,551	10,313	10,027	9,992	9,998	10,238	10,152	10,104	9,736	9,869	9,741	9,634	9,132	9,202	9,608	9,738	9,758	9,338	9,662	10,062	9,829	10,001	9,900	9,809	9,834	9,409	9,464	9,623	9,523	9,423
C000027671
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,643	20,239	19,905	19,431	18,996	18,467	19,229	18,887	18,133	18,001	17,107	15,625	16,052	16,748	17,122	16,568	15,902	15,902	15,760	15,251	15,857	14,735	15,406	14,259	13,527	14,849	15,779	14,443	15,618	15,772	17,234	17,073	17,898	19,318	18,916	19,137	18,320	19,111	18,735	18,443	18,073	18,015	17,257	16,945	16,822	17,056	16,550	15,525	15,813	16,175	15,642	14,783	14,581	13,881	12,722	14,096	14,924	14,936	14,494	14,116	14,050	14,020	14,086	14,002	13,270	13,738	13,264	13,097	12,701	11,897	12,543	12,330	13,149	13,253	13,161	12,976	12,993	12,809	12,820	12,936	13,311	12,647	12,539	12,397	12,123	11,918	11,918	11,685	11,605	11,349	11,058	10,996	10,757	10,461	10,435	10,447	10,707	10,622	10,583	10,197	10,345	10,220	10,107	9,591	9,670	10,101	10,250	10,277	9,834	10,185	10,613	10,375	10,559	10,467	10,369	10,402	9,958	10,029	10,200	10,103	10,000
C000182249
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 20,486	20,084	19,742	19,264	18,831	18,300	19,051	18,702	17,958	17,821	16,930	15,457	15,880	16,558	16,923	16,369	15,705	15,712	15,559	15,056	15,654	14,539	15,193	14,062	13,327	14,618	15,518	14,194	15,332	15,465	16,887	16,715	17,509	18,879	18,464	18,666	17,856	18,611	18,224	17,924	17,555	17,476	16,727	16,414	16,279	16,487	15,987	14,983	15,248	15,583	15,058	14,215	14,007	13,321	12,201	13,505	14,284	14,284	13,850	13,480	13,402	13,362	13,413	13,323	12,612	13,049	12,584	12,410	12,023	11,256	11,860	11,641	12,404	12,494	12,393	12,212	12,217	12,030	12,030	12,132	12,473	11,838	11,724	11,583		11,120	11,104	10,880	10,797	10,547	10,276	10,208
C000018230
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 43,976	42,328	41,619	41,896	39,554	37,952	40,232	39,415	36,765	35,794	34,123	30,522	31,378	33,585	34,123	32,583	30,652	28,910	28,707	26,383	26,935	23,639	25,338	23,606	22,260	24,578	25,812	23,257	25,188	25,824	30,124	29,252	30,647	32,666	31,887	32,375	30,614	32,732	31,935	31,280	30,102	29,900	28,341	27,556	26,914	27,532	26,750	24,699	25,360	26,499	24,072	22,933	22,101	20,734	18,513	20,005	21,053	20,894	20,289	19,379	19,046	19,168	19,556	19,346	17,981	19,390	18,392	17,893	17,205	15,863	17,230	16,465	17,953	17,974	17,314	16,759	16,769	16,235	16,361	16,905	17,597	16,266	16,253	15,793	15,312	15,159	14,872	14,422	14,279	13,655	13,297	13,082	12,622	12,264	12,259	12,451	12,834	12,723	12,592	11,876	11,967	11,644	11,523	10,797	10,939	11,584	11,732	11,612	10,559	10,729	11,451	10,829	11,110	11,030	10,850	11,050	10,338	10,529	10,687	10,239	10,000
C000018227
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 40,438	38,923	38,276	38,544	36,399	34,931	37,030	36,304	33,859	32,975	31,436	28,127	28,925	30,963	31,466	30,062	28,275	26,665	26,487	24,345	24,862	21,834	23,400	21,812	20,562	22,712	23,850	21,500	23,300	23,887	27,862	27,075	28,362	30,237	29,518	29,982	28,353	30,326	29,589	28,983	27,913	27,723	26,284	25,559	24,965	25,547	24,826	22,929	23,542	24,610	22,361	21,304	20,543	19,270	17,202	18,600	19,577	19,440	18,878	18,037	17,727	17,838	18,203	18,015	16,754	18,071	17,141	16,676	16,034	14,795	16,075	15,355	16,754	16,774	16,169	15,647	15,658	15,167	15,292	15,804	16,451	15,209	15,199	14,771	14,322	14,179	13,914	13,496	13,373	12,782	12,455	12,251	11,823	11,496	11,493	11,674	12,037	11,936	11,815	11,151	11,231	10,929	10,819	10,134	10,275	10,879	11,024	10,903	9,921	10,082	10,763	10,182	10,452	10,382	10,212	10,402	9,731	9,921	10,070	9,641	9,422
C000018229
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 40,371	38,859	38,213	38,481	36,339	34,874	36,969	36,244	33,803	32,921	31,384	28,081	28,877	30,912	31,414	30,013	28,228	26,621	26,444	24,305	24,821	21,798	23,361	21,776	20,528	22,692	23,860	21,525	23,319	23,931	27,931	27,148	28,472	30,365	29,660	30,144	28,530	30,534	29,808	29,216	28,153	27,978	26,553	25,826	25,248	25,853	25,144	23,225	23,865	24,965	22,701	21,640	20,872	19,593	17,509	18,941	19,951	19,823	19,259	18,411	18,112	18,236	18,623	18,436	17,152	18,511	17,576	17,115	16,466	15,195	16,524	15,796	17,241	17,276	16,665	16,137	16,160	15,655	15,796	16,336	17,006	15,738	15,736	15,311	14,851	14,713	14,448	14,023	13,897	13,299	12,966	12,759	12,322	11,977	11,991	12,196	12,582	12,480	12,355	11,672	11,763	11,456	11,354	10,637	10,785	11,433	11,593	11,479	10,444	10,626	11,354	10,739	11,024	10,967	10,785	11,001	10,296	10,501	10,671	10,228	10,000
C000125484
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 44,376	42,702	41,989	42,268	39,896	38,284	40,563	39,757	37,075	36,099	34,402	30,764	31,641	33,861	34,387	32,853	30,896	29,128	28,924	26,572	27,141	23,811	25,520	23,777	22,410	24,755	25,984	23,426	25,370	25,997	30,324	29,446	30,850	32,869	32,086	32,588	30,805	32,936	32,133	31,463	30,290	30,074	28,506	27,716	27,069	27,692	26,909	24,836	25,500	26,646	24,205	23,048	22,224	20,838	18,604	20,104	21,158	20,998	20,384	19,470	19,136	19,247	19,637	19,425	18,055	19,481	18,467	17,965	17,274	15,926	17,304	16,526	18,029	18,039	17,377	16,820	16,820	16,294	16,421	16,967	17,651	16,315	16,301	15,839	15,357	15,203	14,916	14,465	14,321	13,685	13,336	13,110	12,649	12,290	12,287	12,479	12,863	12,752	12,620	11,903	11,994	11,660	11,539	10,812	10,953	11,590	11,750	11,619	10,565	10,736	11,459	10,836	11,117	11,037	10,846	11,057	10,334	10,535	10,689	10,230	10,000
C000018242
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,604	11,513	11,421	11,287	11,207	11,115	11,181	11,122	11,168	11,119	10,957	10,797	10,800	10,835	10,797	10,772	10,808	10,834	10,781	10,629	10,707	10,567	10,556	10,451	10,507	10,644	10,746	10,685	10,733	10,695	10,784	10,943	10,984	11,055	11,073	11,067	11,109	11,141	11,153	11,126	11,138	11,121	11,113	11,134	11,165	11,166	11,144	11,135	11,146	11,145	11,145	11,125	11,103	11,072	11,048	10,993	10,881	10,796	10,793	10,803	10,785	10,803	10,698	10,706	10,648	10,562	10,541	10,473	10,472	10,433	10,352	10,304	10,303	10,321	10,284	10,293	10,285	10,248	10,268	10,241	10,243	10,290	10,282	10,302	10,294	10,314	10,279	10,272	10,273	10,248	10,215	10,208	10,193	10,179	10,185	10,259	10,272	10,258	10,270	10,273	10,196	10,200	10,194	10,172	10,159	10,083	10,109	10,122	10,151	10,120	10,124	10,110	10,122	10,115	10,109	10,077	10,104	10,036	10,059	10,034	10,000
C000018239
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,061	10,986	10,901	10,765	10,700	10,615	10,670	10,625	10,671	10,617	10,475	10,323	10,328	10,354	10,330	10,298	10,335	10,362	10,314	10,179	10,247	10,124	10,115	10,017	10,063	10,197	10,307	10,241	10,289	10,264	10,353	10,497	10,548	10,609	10,629	10,634	10,677	10,701	10,715	10,691	10,705	10,701	10,685	10,708	10,740	10,743	10,734	10,727	10,740	10,732	10,734	10,717	10,698	10,679	10,649	10,599	10,501	10,412	10,412	10,424	10,408	10,428	10,329	10,339	10,294	10,203	10,194	10,131	10,123	10,095	10,010	9,975	9,967	9,996	9,953	9,964	9,967	9,925	9,946	9,922	9,934	9,982	9,977	9,989	9,984	10,014	9,983	9,969	9,973	9,950	9,929	9,924	9,911	9,900	9,899	9,974	9,988	9,976	9,990	9,996	9,923	9,928	9,925	9,914	9,903	9,832	9,850	9,873	9,896	9,867	9,882	9,871	9,884	9,871	9,875	9,837	9,866	9,801	9,826	9,812	9,773
C000018241
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,652	10,581	10,498	10,367	10,305	10,223	10,276	10,233	10,277	10,225	10,088	9,942	9,947	9,972	9,949	9,918	9,953	9,980	9,933	9,803	9,869	9,750	9,742	9,647	9,691	9,837	9,940	9,882	9,935	9,917	10,008	10,162	10,208	10,280	10,302	10,312	10,357	10,393	10,421	10,402	10,421	10,421	10,411	10,439	10,484	10,484	10,481	10,481	10,499	10,507	10,515	10,505	10,493	10,481	10,458	10,415	10,324	10,243	10,249	10,268	10,259	10,285	10,194	10,210	10,172	10,089	10,086	10,030	10,027	9,998	9,929	9,900	9,898	9,933	9,897	9,914	9,923	9,887	9,914	9,897	9,915	9,969	9,970	9,989	9,990	10,026	10,001	9,993	10,003	9,987	9,972	9,973	9,966	9,952	9,967	10,048	10,069	10,063	10,083	10,095	10,028	10,040	10,043	10,038	10,033	9,967	9,992	10,021	10,051	10,028	10,049	10,044	10,055	10,057	10,067	10,035	10,070	10,010	10,042	10,034	10,000
C000182250
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,456	11,366	11,275	11,132	11,062	10,971	11,026	10,977	11,021	10,963	10,813	10,655	10,657	10,681	10,653	10,618	10,663	10,678	10,626	10,485	10,562	10,423	10,411	10,298	10,352	10,488	10,598	10,527	10,574	10,545	10,633	10,788	10,829	10,888	10,905	10,909	10,950	10,981	10,992	10,955	10,976	10,959	10,940	10,960	10,989	10,990	10,977	10,968	10,977	10,967	10,966	10,955	10,923	10,901	10,876	10,812	10,710	10,625	10,622	10,622	10,603	10,621	10,526	10,533	10,475	10,380	10,368	10,301	10,290	10,259	10,170	10,131	10,121	10,147	10,101	10,109	10,109	10,063	10,090	10,054	10,064	10,110	10,101	10,111		10,131	10,096	10,079	10,089	10,055	10,030	10,014
C000018249
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 26,885	26,767	26,586	25,262	25,407	23,966	25,362	25,009	23,205	23,758	21,900	20,438	21,962	23,238	23,592	23,176	21,422	22,113	22,157	22,768	22,884	21,227	22,218	21,349	19,673	21,065	21,667	19,595	20,799	21,513	23,886	23,972	23,903	27,540	26,772	28,037	26,150	27,158	27,200	26,800	26,250	26,972	25,749	26,614	25,406	25,020	23,006	20,371	20,033	20,610	19,682	18,452	17,834	16,218	14,152	17,532	18,846	18,656	18,266	17,387	16,981	17,665	18,156	17,930	16,703	17,575	16,981	17,161	16,199	14,747	16,785	16,374	18,235	18,507	17,097	16,843	16,744	15,484	15,380	15,230	15,450	14,681	14,792	14,489	14,052	13,421	13,323	13,216	12,800	12,851	12,512	12,312	11,876	11,573	11,603	10,720	11,311	11,259	11,203	10,715	10,710	10,474	10,417	9,693	9,976	10,946	11,445	10,997	10,578	11,202	12,240	11,988	11,464	11,174	11,507	11,383	10,440	10,826	10,684	10,626	10,000
C000018250
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 26,225	26,112	25,948	24,666	24,809	23,404	24,779	24,430	22,675	23,229	21,414	19,985	21,474	22,733	23,082	22,683	20,964	21,653	21,693	22,293	22,423	20,804	21,781	20,932	19,290	20,652	21,250	19,223	20,410	21,115	23,452	23,539	23,471	27,053	26,305	27,551	25,701	26,705	26,752	26,360	25,827	26,540	25,341	26,195	25,019	24,643	22,654	20,070	19,740	20,316	19,409	18,194	17,587	15,995	13,965	17,302	18,602	18,425	18,036	17,174	16,775	17,454	17,945	17,721	16,516	17,384	16,796	16,978	16,033	14,597	16,612	16,214	18,058	18,331	16,934	16,692	16,599	15,352	15,252	15,103	15,327	14,563	14,682	14,381	13,950	13,327	13,234	13,130	12,715	12,769	12,436	12,245	11,813	11,507	11,545	10,666	11,256	11,207	11,152	10,671	10,666	10,436	10,382	9,666	9,944	10,912	11,415	10,971	10,558	11,178	12,217	11,970	11,450	11,158	11,496	11,375	10,432	10,820	10,684	10,628	10,000
C000125486
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 27,204	27,078	26,889	25,557	25,701	24,242	25,647	25,287	23,459	24,017	22,136	20,658	22,189	23,483	23,835	23,413	21,635	22,339	22,383	22,990	23,113	21,432	22,434	21,554	19,853	21,263	21,870	19,776	20,990	21,699	24,101	24,178	24,109	27,776	27,003	28,271	26,362	27,381	27,424	27,018	26,462	27,181	25,949	26,818	25,600	25,208	23,173	20,519	20,176	20,757	19,825	18,579	17,956	16,324	14,251	17,647	18,971	18,775	18,379	17,497	17,084	17,767	18,263	18,031	16,795	17,670	17,072	17,252	16,286	14,824	16,870	16,454	18,324	18,595	17,175	16,916	16,818	15,549	15,445	15,295	15,514	14,735	14,851	14,538	14,102	13,466	13,369	13,256	12,841	12,887	12,548	12,348	11,907	11,600	11,636	10,743	11,338	11,287	11,225	10,738	10,728	10,492	10,441	9,713	9,995	10,959	11,462	11,010	10,592	11,210	12,251	11,999	11,471	11,181	11,514	11,386	10,444	10,829	10,688	10,630	10,000
C000157445
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 22,937	23,005	22,344	21,633	21,582	20,498	21,429	21,006	19,498	19,668	18,380	17,076	18,228	19,261	19,939	19,464	17,889	18,787	19,142	19,413	19,922	18,431	19,549	18,939	17,516	19,109	19,735	17,855	19,176	19,566	21,599	21,853	21,904	25,275	24,461	25,061	23,490	24,291	23,675	23,275	22,504	23,136	21,857	22,350	21,457	21,519	20,258	18,345	18,070	18,422	17,595	16,417	16,096	14,597	12,776	15,224	16,402	16,356	16,103	15,340	15,011	15,490	15,879	15,654	14,711	15,175	14,592	14,412	13,439	12,377	13,865	13,845	15,518	15,568	14,676	14,456	14,205	13,574	13,594	13,454	13,775	13,204	13,143	12,743	12,332	11,811	11,761	11,470	11,330	11,120	10,769	10,599	10,278	10,018	9,970	9,270	9,730	9,720	9,680	9,440	9,410	9,120	9,070	8,480	8,600	9,340	9,610	9,430		9,410	10,120	10,000
C000216341
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 15,507	15,553	15,107	14,626	14,580	13,859	14,489	14,203	13,184	13,299	12,417	11,536	12,326	13,024	13,482	13,150	12,097	12,703	12,944	13,127	13,470	12,463	13,218	12,806	11,845	12,921	13,344	12,062	12,967	13,230	14,603	14,775	14,809	17,087	16,537	16,942	15,881	16,422	16,006	15,735	15,215	15,642	14,778	15,111	14,507	14,549	13,697	12,394	12,208	12,446	11,888	11,092	10,875	9,862	8,642	10,286	11,082	11,051	10,890	10,364
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 24,526	23,969	23,375	23,004	22,503	21,625	22,363	21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410	18,149	17,606	18,126	16,913	17,606	16,339	15,409	17,040	17,692	16,537	18,059	18,038	19,608	19,192	19,701	20,718	19,921	20,413	19,422	20,258	19,764	19,628	19,373	19,076	18,277	17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,955	13,771	13,322	13,156	12,813	11,876	12,776	12,591	13,611	13,552	13,447	13,053	13,124	13,108	12,984	13,268	13,850	13,110	12,902	12,657	12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398	10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 24,526	23,969	23,375	23,004	22,503	21,625	22,363	21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410	18,149	17,606	18,126	16,913	17,606	16,339	15,409	17,040	17,692	16,537	18,059	18,038	19,608	19,192	19,701	20,718	19,921	20,413	19,422	20,258	19,764	19,628	19,373	19,076	18,277	17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,955	13,771	13,322	13,156	12,813	11,876	12,776	12,591	13,611	13,552	13,447	13,053	13,124	13,108	12,984	13,268	13,850	13,110	12,902	12,657	12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398	10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 24,526	23,969	23,375	23,004	22,503	21,625	22,363	21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410	18,149	17,606	18,126	16,913	17,606	16,339	15,409	17,040	17,692	16,537	18,059	18,038	19,608	19,192	19,701	20,718	19,921	20,413	19,422	20,258	19,764	19,628	19,373	19,076	18,277	17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,955	13,771	13,322	13,156	12,813	11,876	12,776	12,591	13,611	13,552	13,447	13,053	13,124	13,108	12,984	13,268	13,850	13,110	12,902	12,657	12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398	10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 22,575	22,063	21,516	21,175	20,713	19,905	20,584	19,957	19,136	19,025	18,153	16,619	17,134	17,873	18,387	17,738	16,764	16,946	16,706	16,206	16,684	15,568	16,206	15,039	14,184	15,685	16,285	15,222	16,623	16,603	18,048	17,665	18,134	19,070	18,337	18,789	17,877	18,647	18,192	18,067	17,832	17,559	16,824	16,386	16,015	16,088	15,374	13,687	14,028	14,496	13,659	12,973	12,572	12,048	10,882	12,580	13,686	13,839	13,368	13,049	12,702	12,440	12,742	12,705	11,924	12,676	12,262	12,110	11,794	10,931	11,759	11,590	12,529	12,475	12,377	12,015	12,080	12,065	11,951	12,213	12,748	12,067	11,876	11,650		11,197	11,154	10,851	10,802	10,568	10,406	10,281
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,403	11,253	11,093	10,840	10,739	10,560	10,833	10,734	10,888	10,918	10,515	10,060	10,221	10,488	10,555	10,562	10,600	10,717	10,652	10,388	10,664	10,346	10,393	10,024	10,156	10,614	10,923	10,662	10,832	10,763	11,187	11,507	11,637	11,893	11,924	11,888	11,892	11,996	12,018	11,886	11,803	11,764	11,672	11,820	11,993	12,079	12,063	11,946	11,999	12,006	12,103	11,925	11,851	11,796	11,590	11,658	11,452	11,236	11,244	11,250	11,216	11,276	10,991	10,967	10,831	10,642	10,639	10,439	10,445	10,335	10,149	10,088	10,169	10,235	10,169	10,167	10,179	10,107	10,183	10,118	10,215	10,334	10,287	10,300		10,343	10,251	10,207	10,218	10,140	10,062	10,067
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008		9,553	10,167	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 20,345	19,932	19,508	19,152	18,577	17,739	18,555	17,975	17,052	16,865	16,016	14,650	15,049	15,801	16,112	15,555	14,560	14,504	14,351	13,977	14,312	13,390	14,223	13,517	12,493	13,769	14,303	13,076	14,270	14,289	15,698	15,205	15,598	16,573	15,945	16,191	15,166	15,878	15,438	15,181	14,816	14,749	14,026	13,540	13,130	13,189	12,621	11,252	11,500	11,935	11,128	10,531	10,295	9,773	8,630	10,006	10,898	10,910	10,604	10,215
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value	$ 17,878	17,514	17,092	16,745	16,515	16,040	16,534	16,193	15,865	15,897	15,206	14,137	14,468	15,016	15,357	14,987	14,482	14,692	14,541	14,101	14,545	13,772	14,074	13,210	12,783	13,864	14,410	13,718	14,647	14,621	15,720	15,707	16,032	16,660	16,278	16,536	16,060	16,589	16,370	16,217	16,146	15,938	15,454	15,326	15,220	15,315	14,823	13,709	13,907	14,202	13,707	13,123	12,831	12,484	11,644	12,795	13,409	13,429	13,121	12,971	12,728	12,620	12,697	12,689	12,106	12,483	12,249	12,097	11,933	11,328	11,728	11,612	12,216	12,226	12,164	11,955	12,016	12,043	12,051	12,156	12,516	12,050	11,918	11,730	11,603	11,511	11,439	11,177	11,150	10,938	10,788	10,703	10,506	10,291	10,178	10,295	10,518	10,457	10,456	10,163	10,082	10,128	9,987	9,464	9,419	9,737	9,823	9,938	9,483	9,674	10,084	10,023	10,184	10,266	10,048	10,182	9,884	9,984	10,129	10,043	10,000
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value	$ 17,878	17,514	17,092	16,745	16,515	16,040	16,534	16,193	15,865	15,897	15,206	14,137	14,468	15,016	15,357	14,987	14,482	14,692	14,541	14,101	14,545	13,772	14,074	13,210	12,783	13,864	14,410	13,718	14,647	14,621	15,720	15,707	16,032	16,660	16,278	16,536	16,060	16,589	16,370	16,217	16,146	15,938	15,454	15,326	15,220	15,315	14,823	13,709	13,907	14,202	13,707	13,123	12,831	12,484	11,644	12,795	13,409	13,429	13,121	12,971	12,728	12,620	12,697	12,689	12,106	12,483	12,249	12,097	11,933	11,328	11,728	11,612	12,216	12,226	12,164	11,955	12,016	12,043	12,051	12,156	12,516	12,050	11,918	11,730	11,603	11,511	11,439	11,177	11,150	10,938	10,788	10,703	10,506	10,291	10,178	10,295	10,518	10,457	10,456	10,163	10,082	10,128	9,987	9,464	9,419	9,737	9,823	9,938	9,483	9,674	10,084	10,023	10,184	10,266	10,048	10,182	9,884	9,984	10,129	10,043	10,000
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value	$ 17,878	17,514	17,092	16,745	16,515	16,040	16,534	16,193	15,865	15,897	15,206	14,137	14,468	15,016	15,357	14,987	14,482	14,692	14,541	14,101	14,545	13,772	14,074	13,210	12,783	13,864	14,410	13,718	14,647	14,621	15,720	15,707	16,032	16,660	16,278	16,536	16,060	16,589	16,370	16,217	16,146	15,938	15,454	15,326	15,220	15,315	14,823	13,709	13,907	14,202	13,707	13,123	12,831	12,484	11,644	12,795	13,409	13,429	13,121	12,971	12,728	12,620	12,697	12,689	12,106	12,483	12,249	12,097	11,933	11,328	11,728	11,612	12,216	12,226	12,164	11,955	12,016	12,043	12,051	12,156	12,516	12,050	11,918	11,730	11,603	11,511	11,439	11,177	11,150	10,938	10,788	10,703	10,506	10,291	10,178	10,295	10,518	10,457	10,456	10,163	10,082	10,128	9,987	9,464	9,419	9,737	9,823	9,938	9,483	9,674	10,084	10,023	10,184	10,266	10,048	10,182	9,884	9,984	10,129	10,043	10,000
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value	$ 17,016	16,670	16,268	15,938	15,719	15,267	15,737	15,413	15,100	15,130	14,473	13,456	13,770	14,292	14,617	14,264	13,784	13,984	13,840	13,422	13,844	13,108	13,395	12,574	12,166	13,196	13,715	13,057	13,941	13,916	14,963	14,950	15,259	15,857	15,493	15,739	15,286	15,789	15,581	15,435	15,368	15,169	14,709	14,588	14,486	14,577	14,108	13,048	13,236	13,517	13,046	12,491	12,213	11,882	11,083	12,178	12,763	12,782	12,489	12,346	12,114	12,012	12,085	12,078	11,523	11,881	11,659	11,514	11,358	10,782	11,163	11,052	11,627	11,637	11,577	11,379	11,437	11,463	11,471	11,570	11,912	11,469	11,344	11,165		10,956	10,888	10,638	10,613	10,411	10,268	10,187
NATIXIS INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,959	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306	33,331	32,077	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,990	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
NATIXIS INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,959	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306	33,331	32,077	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,990	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
NATIXIS INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,959	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306	33,331	32,077	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,990	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
NATIXIS INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,959	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306	33,331	32,077	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,990	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 11,567	11,465	11,353	11,185	11,106	11,007	11,100	11,055	11,139	11,104	10,935	10,771	10,761	10,800	10,771	10,740	10,823	10,881	10,836	10,621	10,755	10,638	10,635	10,518	10,540	10,718	10,866	10,781	10,853	10,781	10,874	11,092	11,146	11,252	11,279	11,278	11,336	11,369	11,377	11,333	11,363	11,340	11,321	11,345	11,384	11,387	11,378	11,370	11,385	11,382	11,388	11,370	11,361	11,344	11,323	11,143	11,011	10,913	10,898	10,910	10,876	10,903	10,775	10,793	10,723	10,615	10,598	10,507	10,504	10,470	10,354	10,304	10,291	10,320	10,275	10,285	10,286	10,236	10,272	10,239	10,253	10,312	10,313	10,343	10,354	10,389	10,352	10,324	10,339	10,315	10,282	10,276	10,261	10,242	10,240	10,338	10,360	10,342	10,373	10,378	10,279	10,294	10,295	10,272	10,247	10,139	10,154	10,183	10,205	10,153	10,154	10,136	10,145	10,136	10,133	10,093	10,141	10,045	10,077	10,048	10,000
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 11,567	11,465	11,353	11,185	11,106	11,007	11,100	11,055	11,139	11,104	10,935	10,771	10,761	10,800	10,771	10,740	10,823	10,881	10,836	10,621	10,755	10,638	10,635	10,518	10,540	10,718	10,866	10,781	10,853	10,781	10,874	11,092	11,146	11,252	11,279	11,278	11,336	11,369	11,377	11,333	11,363	11,340	11,321	11,345	11,384	11,387	11,378	11,370	11,385	11,382	11,388	11,370	11,361	11,344	11,323	11,143	11,011	10,913	10,898	10,910	10,876	10,903	10,775	10,793	10,723	10,615	10,598	10,507	10,504	10,470	10,354	10,304	10,291	10,320	10,275	10,285	10,286	10,236	10,272	10,239	10,253	10,312	10,313	10,343	10,354	10,389	10,352	10,324	10,339	10,315	10,282	10,276	10,261	10,242	10,240	10,338	10,360	10,342	10,373	10,378	10,279	10,294	10,295	10,272	10,247	10,139	10,154	10,183	10,205	10,153	10,154	10,136	10,145	10,136	10,133	10,093	10,141	10,045	10,077	10,048	10,000
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 11,567	11,465	11,353	11,185	11,106	11,007	11,100	11,055	11,139	11,104	10,935	10,771	10,761	10,800	10,771	10,740	10,823	10,881	10,836	10,621	10,755	10,638	10,635	10,518	10,540	10,718	10,866	10,781	10,853	10,781	10,874	11,092	11,146	11,252	11,279	11,278	11,336	11,369	11,377	11,333	11,363	11,340	11,321	11,345	11,384	11,387	11,378	11,370	11,385	11,382	11,388	11,370	11,361	11,344	11,323	11,143	11,011	10,913	10,898	10,910	10,876	10,903	10,775	10,793	10,723	10,615	10,598	10,507	10,504	10,470	10,354	10,304	10,291	10,320	10,275	10,285	10,286	10,236	10,272	10,239	10,253	10,312	10,313	10,343	10,354	10,389	10,352	10,324	10,339	10,315	10,282	10,276	10,261	10,242	10,240	10,338	10,360	10,342	10,373	10,378	10,279	10,294	10,295	10,272	10,247	10,139	10,154	10,183	10,205	10,153	10,154	10,136	10,145	10,136	10,133	10,093	10,141	10,045	10,077	10,048	10,000
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 11,272	11,174	11,064	10,901	10,824	10,727	10,817	10,774	10,855	10,822	10,657	10,497	10,487	10,526	10,498	10,467	10,548	10,605	10,560	10,351	10,481	10,367	10,364	10,250	10,272	10,446	10,590	10,507	10,577	10,507	10,597	10,810	10,862	10,966	10,992	10,992	11,048	11,080	11,088	11,045	11,074	11,052	11,033	11,057	11,094	11,097	11,089	11,081	11,095	11,093	11,099	11,080	11,072	11,055	11,035	10,860	10,731	10,635	10,621	10,633	10,599	10,626	10,501	10,519	10,450	10,345	10,328	10,240	10,237	10,203	10,091	10,042	10,029	10,057	10,014	10,023	10,024	9,976	10,011	9,979	9,992	10,050	10,051	10,080		10,124	10,089	10,061	10,076	10,053	10,020	10,015
NATIXIS INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,560	23,251	23,511	21,732	21,769	20,662	22,386	21,777	20,141	20,808	18,583	17,032	18,456	19,759	20,844	19,913	18,388	18,385	18,601	19,072	19,281	17,536	18,739	18,439	16,840	18,505	18,681	16,800	17,908	18,253	20,806	20,711	20,621	23,813	23,708	24,925	23,810	24,759	24,317	25,236	24,106	24,815	24,285	25,074	24,273	23,156	21,177	18,002	17,867	18,258	17,246	16,673	16,056	14,670	12,768	15,782	17,010	17,200	16,814	15,880	15,440	15,568	16,270	16,113	14,960	16,159	15,682	15,897	14,933	13,387	15,158	14,924	17,086	17,496	16,470	16,192	16,066	15,115	15,100	14,899	15,336	14,761	14,744	14,332	14,113	13,385	13,400	13,287	12,845	12,963	12,729	12,580	12,278	12,082	11,920	10,941	11,666	11,500	11,379	10,681	10,730	10,449	10,346	9,609	9,678	10,854	11,397	10,995	10,404	11,106	12,016	11,968	11,809	11,390	11,736	11,529	10,755	11,006	10,689	10,620	10,000
NATIXIS INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,560	23,251	23,511	21,732	21,769	20,662	22,386	21,777	20,141	20,808	18,583	17,032	18,456	19,759	20,844	19,913	18,388	18,385	18,601	19,072	19,281	17,536	18,739	18,439	16,840	18,505	18,681	16,800	17,908	18,253	20,806	20,711	20,621	23,813	23,708	24,925	23,810	24,759	24,317	25,236	24,106	24,815	24,285	25,074	24,273	23,156	21,177	18,002	17,867	18,258	17,246	16,673	16,056	14,670	12,768	15,782	17,010	17,200	16,814	15,880	15,440	15,568	16,270	16,113	14,960	16,159	15,682	15,897	14,933	13,387	15,158	14,924	17,086	17,496	16,470	16,192	16,066	15,115	15,100	14,899	15,336	14,761	14,744	14,332	14,113	13,385	13,400	13,287	12,845	12,963	12,729	12,580	12,278	12,082	11,920	10,941	11,666	11,500	11,379	10,681	10,730	10,449	10,346	9,609	9,678	10,854	11,397	10,995	10,404	11,106	12,016	11,968	11,809	11,390	11,736	11,529	10,755	11,006	10,689	10,620	10,000
NATIXIS INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,560	23,251	23,511	21,732	21,769	20,662	22,386	21,777	20,141	20,808	18,583	17,032	18,456	19,759	20,844	19,913	18,388	18,385	18,601	19,072	19,281	17,536	18,739	18,439	16,840	18,505	18,681	16,800	17,908	18,253	20,806	20,711	20,621	23,813	23,708	24,925	23,810	24,759	24,317	25,236	24,106	24,815	24,285	25,074	24,273	23,156	21,177	18,002	17,867	18,258	17,246	16,673	16,056	14,670	12,768	15,782	17,010	17,200	16,814	15,880	15,440	15,568	16,270	16,113	14,960	16,159	15,682	15,897	14,933	13,387	15,158	14,924	17,086	17,496	16,470	16,192	16,066	15,115	15,100	14,899	15,336	14,761	14,744	14,332	14,113	13,385	13,400	13,287	12,845	12,963	12,729	12,580	12,278	12,082	11,920	10,941	11,666	11,500	11,379	10,681	10,730	10,449	10,346	9,609	9,678	10,854	11,397	10,995	$ 10,404	11,106	12,016	11,968	$ 11,809	$ 11,390	$ 11,736	$ 11,529	$ 10,755	$ 11,006	$ 10,689	$ 10,620	$ 10,000
NATIXIS INDEX: Russell 2500™ Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Account Value	$ 22,288	21,930	22,101	20,832	20,944	20,128	21,749	21,177	19,590	20,043	18,034	16,566	17,801	18,942	19,746	19,108	17,710	17,729	17,956	18,247	18,540	16,853	17,920	17,402	16,094	17,611	17,952	16,113	17,311	17,742	20,029	19,886	19,826	22,840	22,728	23,963	22,794	23,696	23,117	23,629	22,425	23,066	22,284	23,053	22,351	21,743	20,020	17,475	17,271	17,405	16,655	15,791	15,230	13,790	11,885	14,445	15,496	15,479	15,336	14,358	$ 13,999	$ 14,267	$ 14,685	$ 14,459	$ 13,415	$ 14,370	$ 13,884	$ 13,918	$ 13,058	$ 11,668	$ 13,089	$ 12,846	$ 14,600	$ 14,816	$ 13,879	$ 13,624	$ 13,510	$ 12,828	$ 12,910	$ 12,805	$ 13,239	$ 12,610	$ 12,576	$ 12,175	$ 11,857	$ 11,381	$ 11,359	$ 11,210	$ 10,960	$ 10,955	$ 10,765	$ 10,687	$ 10,372	$ 10,132	$ 10,042	$ 9,360	$ 9,876	$ 9,847	$ 9,779	$ 9,231	$ 9,300	$ 9,074	$ 8,988	$ 8,346	$ 8,321	$ 9,234	$ 9,572	$ 9,360		$ 9,410	$ 10,119	$ 10,000
NATIXIS INDEX: Russell 2500™ Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Account Value	$ 15,921	$ 15,665	$ 15,787	$ 14,881	$ 14,961	$ 14,378	$ 15,536	$ 15,128	$ 13,994	$ 14,318	$ 12,882	$ 11,833	$ 12,716	$ 13,531	$ 14,105	$ 13,649	$ 12,651	$ 12,665	$ 12,826	$ 13,034	$ 13,244	$ 12,039	$ 12,801	$ 12,431	$ 11,496	$ 12,580	$ 12,824	$ 11,510	$ 12,366	$ 12,674	$ 14,308	$ 14,205	$ 14,163	$ 16,315	$ 16,235	$ 17,117	$ 16,283	$ 16,927	$ 16,513	$ 16,879	$ 16,019	$ 16,477	$ 15,918	$ 16,467	$ 15,966	$ 15,532	$ 14,301	$ 12,483	$ 12,337	$ 12,433	$ 11,897	$ 11,280	$ 10,880	$ 9,851	$ 8,490	$ 10,318	$ 11,069	$ 11,057	$ 10,955	$ 10,257